UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Anthion Management, LLC

Address:    160 Mercer Street
            2nd Floor
            New York, NY 10012

13F File Number: 028-14278

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Moradi
Title:      Managing Member
Phone:      (212) 404-6670

Signature, Place and Date of Signing:


/s/ David Moradi               New York, New York          February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                22

Form 13F Information Table Value Total:          $209,188
                                              (thousands)

List of Other Included Managers: NONE

                                                             FORM 13F INFORMATION TABLE
                                                              Anthion Management, LLC
                                                                 December 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
APPLE INC                     COM              037833100  12,375        23,253 SH         SOLE                    23,253
ASHFORD HOSPITALITY TR INC    COM SHS          044103109  12,501     1,189,449 SH         SOLE                 1,189,449
ASSURED GUARANTY LTD          COM              G0585R106   1,190        83,653 SH         SOLE                    83,653
CARTER INC                    COM              146229109  22,751       408,831 SH         SOLE                   408,831
COMPUWARE CORP                COM              205638109   2,652       243,976 SH         SOLE                   243,976
DIGITAL GENERATION INC        COM              25400B108  14,651     1,342,854 SH         SOLE                 1,342,854
DIRECTV                       COM              25490A309     918        18,295 SH         SOLE                    18,295
EMMIS COMMUNICATIONS CORP     CL A             291525103   2,960     1,502,577 SH         SOLE                 1,502,577
GLOBECOMM SYSTEMS INC         COM              37956X103   2,093       185,208 SH         SOLE                   185,208
INTERMOLECULAR INC            COM              45882D109   1,621       182,106 SH         SOLE                   182,106
LTX-CREDENCE CORP             COM NEW          502403207   2,088       318,241 SH         SOLE                   318,241
MORGANS HOTEL GROUP CO        COM              61748W108   5,564     1,004,397 SH         SOLE                 1,004,397
MOTOROLA SOLUTIONS INC        COM NEW          620076307   7,302       131,134 SH         SOLE                   131,134
NEWPORT CORP                  COM              651824104   4,550       338,262 SH         SOLE                   338,262
NORDION INC                   COM              65563C105   1,433       222,139 SH         SOLE                   222,139
QUESTCOR PHARMACEUTICALS INC  COM              74835Y101  10,581       396,000     PUT    SOLE                   396,000
RENTECH INC                   COM              760112102     330       125,571 SH         SOLE                   125,571
RESOLUTE FST PRODS INC        COM              76117W109   5,021       379,264 SH         SOLE                   379,264
SIGMA DESIGNS INC             COM              826565103   6,428     1,247,954 SH         SOLE                 1,247,954
SPDR S&P 500 ETF TR           TR UNIT          78462F103  78,696       552,600     CALL   SOLE                   552,600
STRATEGIC HOTELS & RESORTS I  COM              86272T106  10,755     1,680,500 SH         SOLE                 1,680,500
VISTEON CORP                  COM NEW          92839U206   2,728        50,687 SH         SOLE                    50,687

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